Contingent liabilities and legal proceedings - Vodafone Idea (Details) € in Millions, ₨ in Billions		6 Months Ended
	Sep. 15, 2021	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 INR (₨)	Mar. 31, 2021 EUR (€)
Disclosure of contingent liabilities [line items]
Investment in joint ventures		€ 3,976		€ 4,249
Vodafone Idea Limited
Disclosure of contingent liabilities [line items]
Investment in joint ventures		0
Share of losses in respect to joint venture		0
Vodafone Idea and Idea Cellular legal case [Member]
Disclosure of contingent liabilities [line items]
Payments made under mechanism		235	₨ 19
Moratorium on spectrum and AGR payments	4 years
Maximum | Vodafone Idea and Idea Cellular legal case [Member]
Disclosure of contingent liabilities [line items]
The group's potential exposure		€ 743	₨ 64